Shareholders' Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Shareholders' Equity	Shareholders’ Equity
Shares Authorized and Outstanding

The Board of Directors of the Company (the “Board”) may issue ordinary shares of the Parent upon shareholder approval. At the Parent’s 2025 annual general meeting, the shareholders authorized the issuance of up to 135 million additional ordinary shares (of which 67 million can be issued in connection with an offer by way of a rights issue), with a par value of $0.10 per share, for a period expiring at the end of the 2026 annual general meeting, or, if sooner, on August 12, 2026, unless previously revoked, varied, or renewed.

Ordinary shares outstanding were as follows:

	December 31,
(Shares in thousands)	2025	2024	2023
Balance at beginning of year	201,859	200,482	199,079
Shares issued under stock awards	1,237	1,377	1,403
Repurchases of common stock	(16,244)	—	—
Balance at end of year	186,852	201,859	200,482
Share Repurchase Program

On and effective as of July 1, 2025, the Board authorized a new $500 million share repurchase program (the “Program”), which superseded and replaced prior authorizations. This new program authorizes the Parent to repurchase, from time to time during a period of two years from its approval, up to an aggregate of $500 million of the Parent’s outstanding ordinary shares through open market repurchases in compliance with Rule 10b-18 under the Securities Exchange Act of 1934 or through privately negotiated transactions at management’s discretion based on market and business conditions, applicable legal requirements and other factors.

On July 29, 2025, and as part of the Program, the Parent entered into an accelerated share repurchase agreement (“ASR Agreement”) with a third party financial institution to repurchase an aggregate of $250 million of the Parent’s ordinary shares. Pursuant to the ASR Agreement, the Parent paid $250 million at inception and took delivery of approximately 13.6 million shares, which were recorded in treasury stock.

The ASR Agreement completed on December 3, 2025. Upon final settlement, the Parent took delivery of an additional 1.7 million ordinary shares, bringing the total number of shares delivered under the ASR Agreement to approximately
15.2 million. The final number of shares was determined based on the volume‑weighted average price of the Parent’s ordinary shares during the ASR measurement period, subject to the terms of the ASR Agreement.

On November 7, 2025, the Parent entered into a Rule 10b5‑1 trading plan to facilitate repurchases of up to $50 million of the Parent’s outstanding ordinary shares under the Program. As of December 31, 2025, the Parent repurchased 1.3 million ordinary shares for $20 million (of which 0.3 million shares were delivered in January 2026). Through February 6, 2026, the Parent repurchased an additional 2.1 million shares for $30 million completing the November 2025 Rule 10b5-1 trading plan.

The Parent repurchases ordinary shares under the Program at the market price on the trade date and the Parent cancels repurchased ordinary shares or holds them in treasury. If the Parent holds repurchased ordinary shares in treasury, all amounts paid to repurchase such shares have been recorded as treasury stock in our Consolidated Balance Sheets until they are reissued or retired. Repurchases of the Parent’s ordinary shares paid out of distributable reserves reduce the amount of distributable reserves available for the Parent to make distributions to its shareholders, including the payment of dividends which, under English law, may only be paid out of distributable reserves.
Dividends

We declared a $0.22 cash dividend per share in the fourth quarter of 2025, a $0.20 cash dividend per share in the first, second, and third quarters of 2025, as well as in all four quarters of 2024 and 2023.

On July 1, 2025, the Board declared a special cash dividend equal to $3.00 per share. The special dividend, of approximately $609 million in the aggregate, was paid on July 29, 2025. Under U.S. tax law, the Company did not have positive accumulated earnings and profits (“E&P”) as of the date of the distribution or current E&P for the year ended December 31, 2025. Accordingly, for U.S. shareholders the distribution was treated as a non-taxable return of basis under applicable U.S. tax law.

On February 19, 2026, the Board declared a quarterly cash dividend of $0.23 per share. The dividend, of approximately $42 million in the aggregate, is payable on March 24, 2026, to shareholders of record at the close of business on March 10, 2026. Future dividends are subject to Board approval.
Accumulated Other Comprehensive Income

The following table details the changes in AOCI:

		Unrealized Gain (Loss) on:		AOCI
($ in millions)	Foreign Currency Translation	Hedges	Other	Total	Attributable to non-controlling interests	Attributable to Brightstar Lottery PLC
Balance at December 31, 2022	477	(7)	4	474	55	529
Change during period	5	(2)	—	3	(13)	(10)
Reclassified to operations (1)	—	2	—	2	—	2
Tax effect	(1)	—	—	(1)	—	(1)
Other comprehensive income (loss)	4	1	—	4	(13)	(8)
Balance at December 31, 2023	481	(6)	3	479	42	521
Change during period	(30)	5	—	(25)	20	(5)
Reclassified to operations (1)	1	—	—	—	—	—
Tax effect	1	(1)	—	—	—	—
Other comprehensive (loss) income	(29)	4	—	(25)	20	(5)
Balance at December 31, 2024	452	(2)	3	453	63	516
Change during period	37	(7)	—	30	(36)	(6)
Reclassified to operations (1)	112	7	—	118	—	118
Tax effect	(1)	1	—	—	—	—
Other comprehensive income (loss)	148	1	—	148	(36)	112
Balance at December 31, 2025	600	(1)	3	602	26	628
(1) Foreign currency translation of approximately $112 million and unrealized loss on hedges of approximately $6 million were reclassified into gain on sale of discontinued operations, net of tax on the Consolidated Statements of Operations for the year ended December 31, 2025. Foreign currency translation adjustments were reclassified into foreign exchange loss (gain), net on the Consolidated Statements of Operations for subsidiaries liquidated for the years ended December 31, 2024. Unrealized gain (loss) on hedges were reclassified into service revenue (includes amortization of upfront license fees) on the Consolidated Statements of Operations for the years ended December 31, 2025, 2024, and 2023.